Income and mining taxes (Schedule of detailed information about effective income tax expense recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current income tax expense	$ 4,458	$ 24,919
Mining taxes	4,671	4,720
Adjustments in respect of prior years	(398)	6,273
Current tax expense (income) and adjustments for current tax of prior periods	8,731	35,912
Income tax recoveries - origination, revaluation and/or reversal of temporary differences	(39,411)	(133,468)
Mining tax recoveries - origination, revaluation and/or reversal of temporary difference	(3,331)	(12,214)
Adjustments in respect of prior years	(494)	817
Deferred tax expense (income)	(43,236)	(144,865)
Tax recovery	$ (34,505)	$ (108,953)